CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenue (Note 10)	$ 170.6	$ 171.5	$ 505.0	$ 507.8
Cost of sales
Costs of sales (Note 11)	33.4	33.0	93.4	106.8
Depletion and depreciation	66.0	70.5	186.2	209.2
Total cost of sales	99.4	103.5	279.6	316.0
Gross profit	71.2	68.0	225.4	191.8
Other operating expenses (income)
General and administrative expenses	5.2	5.2	17.4	17.9
Loss (gain) on sale of gold bullion	0.2	(0.2)	(0.1)	(0.3)
Total other operating expenses (income)	5.4	5.0	17.3	17.6
Operating income	65.8	63.0	208.1	174.2
Foreign exchange gain (loss) and other income (expense)	0.1	(0.9)	0.6	0.2
Income before finance items and income taxes	65.9	62.1	208.7	174.4
Finance items
Finance income	0.7	1.6	2.4	3.6
Finance expenses	(0.7)	(0.8)	(2.4)	(2.4)
Net income before income taxes	65.9	62.9	208.7	175.6
Income tax expense (Note 13)	13.8	2.9	38.4	24.4
Net income	52.1	60.0	170.3	151.2
Items that may be reclassified subsequently to profit and loss:
Changes in the fair value of available-for-sale investments, net of income tax (Note 5)		17.7		7.4
Currency translation adjustment	11.2	41.4	(29.3)	81.9
Items that will not be reclassified subsequently to profit and loss
Changes in the fair value of equity investments at fair value through other comprehensive income, net of income tax (Note 5)	13.6		(1.7)
Other comprehensive income (loss)	24.8	59.1	(31.0)	89.3
Comprehensive income	$ 76.9	$ 119.1	$ 139.3	$ 240.5
Basic earnings per share (Note 15) (in dollars per share)	$ 0.28	$ 0.32	$ 0.92	$ 0.83
Diluted earnings per share (Note 15) (in dollars per share)	$ 0.28	$ 0.32	$ 0.91	$ 0.83